Inventories - Schedule of Noncurrent Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Ore stock-pile inventory	$ 77,292	$ 67,891
Materials and supplies	100,303	66,638
Non-current inventories	$ 177,595	$ 134,529